Average Contract Volume by Market Sector (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract		Dec. 31, 2011 Contract
Long Position
Derivative [Line Items]
Average Number of Contracts	11,641	[1]	14,819	[1]
Long Position | Foreign Exchange
Derivative [Line Items]
Average Number of Contracts	177	[1]	196	[1]
Average Value of Positions	994,373	[1]	1,603,144	[1]
Long Position | Currency
Derivative [Line Items]
Average Number of Contracts	1,767		3,591
Long Position | Financial
Derivative [Line Items]
Average Number of Contracts	5,320		5,965
Long Position | Food & Fiber
Derivative [Line Items]
Average Number of Contracts	195		442
Long Position | Indices
Derivative [Line Items]
Average Number of Contracts	2,065		2,426
Long Position | Metals
Derivative [Line Items]
Average Number of Contracts	1,253		872
Long Position | Energy
Derivative [Line Items]
Average Number of Contracts	796		1,138
Long Position | Livestock
Derivative [Line Items]
Average Number of Contracts	68		189
Short Position
Derivative [Line Items]
Average Number of Contracts	6,057	[1]	5,793	[1]
Short Position | Foreign Exchange
Derivative [Line Items]
Average Number of Contracts	145	[1]	207	[1]
Average Value of Positions	1,001,443	[1]	1,440,368	[1]
Short Position | Currency
Derivative [Line Items]
Average Number of Contracts	1,758		785
Short Position | Financial
Derivative [Line Items]
Average Number of Contracts	1,077		1,015
Short Position | Food & Fiber
Derivative [Line Items]
Average Number of Contracts	382		272
Short Position | Indices
Derivative [Line Items]
Average Number of Contracts	1,308		1,715
Short Position | Metals
Derivative [Line Items]
Average Number of Contracts	491		309
Short Position | Energy
Derivative [Line Items]
Average Number of Contracts	691		1,405
Short Position | Livestock
Derivative [Line Items]
Average Number of Contracts	205		85
SERIES A | Long Position
Derivative [Line Items]
Average Number of Contracts	4,572	[1]	4,553	[1]
SERIES A | Long Position | Foreign Exchange
Derivative [Line Items]
Average Number of Contracts	77	[1]	75	[1]
Average Value of Positions	367,599	[1]	421,962	[1]
SERIES A | Long Position | Currency
Derivative [Line Items]
Average Number of Contracts	703		1,098
SERIES A | Long Position | Financial
Derivative [Line Items]
Average Number of Contracts	2,109		1,769
SERIES A | Long Position | Food & Fiber
Derivative [Line Items]
Average Number of Contracts	78		149
SERIES A | Long Position | Indices
Derivative [Line Items]
Average Number of Contracts	780		829
SERIES A | Long Position | Metals
Derivative [Line Items]
Average Number of Contracts	498		262
SERIES A | Long Position | Energy
Derivative [Line Items]
Average Number of Contracts	301		314
SERIES A | Long Position | Livestock
Derivative [Line Items]
Average Number of Contracts	26		57
SERIES A | Short Position
Derivative [Line Items]
Average Number of Contracts	2,377	[1]	1,811	[1]
SERIES A | Short Position | Foreign Exchange
Derivative [Line Items]
Average Number of Contracts	60	[1]	81	[1]
Average Value of Positions	364,218	[1]	358,827	[1]
SERIES A | Short Position | Currency
Derivative [Line Items]
Average Number of Contracts	699		207
SERIES A | Short Position | Financial
Derivative [Line Items]
Average Number of Contracts	424		394
SERIES A | Short Position | Food & Fiber
Derivative [Line Items]
Average Number of Contracts	150		70
SERIES A | Short Position | Indices
Derivative [Line Items]
Average Number of Contracts	506		502
SERIES A | Short Position | Metals
Derivative [Line Items]
Average Number of Contracts	193		107
SERIES A | Short Position | Energy
Derivative [Line Items]
Average Number of Contracts	267		426
SERIES A | Short Position | Livestock
Derivative [Line Items]
Average Number of Contracts	78		24
SERIES B | Long Position
Derivative [Line Items]
Average Number of Contracts	7,069	[1]	10,266	[1]
SERIES B | Long Position | Foreign Exchange
Derivative [Line Items]
Average Number of Contracts	100	[1]	121	[1]
Average Value of Positions	626,774	[1]	1,181,182	[1]
SERIES B | Long Position | Currency
Derivative [Line Items]
Average Number of Contracts	1,064		2,493
SERIES B | Long Position | Financial
Derivative [Line Items]
Average Number of Contracts	3,211		4,196
SERIES B | Long Position | Food & Fiber
Derivative [Line Items]
Average Number of Contracts	117		293
SERIES B | Long Position | Indices
Derivative [Line Items]
Average Number of Contracts	1,285		1,597
SERIES B | Long Position | Metals
Derivative [Line Items]
Average Number of Contracts	755		610
SERIES B | Long Position | Energy
Derivative [Line Items]
Average Number of Contracts	495		132
SERIES B | Long Position | Livestock
Derivative [Line Items]
Average Number of Contracts	42		824
SERIES B | Short Position
Derivative [Line Items]
Average Number of Contracts	3,680	[1]	3,982	[1]
SERIES B | Short Position | Foreign Exchange
Derivative [Line Items]
Average Number of Contracts	85	[1]	126	[1]
Average Value of Positions	637,225	[1]	1,081,541	[1]
SERIES B | Short Position | Currency
Derivative [Line Items]
Average Number of Contracts	1,059		578
SERIES B | Short Position | Financial
Derivative [Line Items]
Average Number of Contracts	653		621
SERIES B | Short Position | Food & Fiber
Derivative [Line Items]
Average Number of Contracts	232		202
SERIES B | Short Position | Indices
Derivative [Line Items]
Average Number of Contracts	802		1,213
SERIES B | Short Position | Metals
Derivative [Line Items]
Average Number of Contracts	298		202
SERIES B | Short Position | Energy
Derivative [Line Items]
Average Number of Contracts	424		61
SERIES B | Short Position | Livestock
Derivative [Line Items]
Average Number of Contracts	127		979

[1]	Based on quarterly holdings